Operating Segment and Revenue Information	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Operating Segment and Revenue Information	Operating Segment and Revenue Information
Takeda comprises a single operating segment and is engaged in the research, development, manufacturing, marketing and out-licensing of pharmaceutical products. This is consistent with how the financial information is viewed in allocating resources, measuring performance, and forecasting future periods by the CEO who is Takeda’s Chief Operating Decision Maker.
Disaggregation of Revenue Information
Takeda’s revenue from contracts with customers is comprised of the following:
Revenue by Type of Good or Service

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Sales of pharmaceutical products	¥3,295,723	¥3,922,280	¥4,163,652
Out-licensing and service income	273,283	105,198	100,110
Total	¥3,569,006	¥4,027,478	¥4,263,762

Revenue by Business Area and Product

	JPY (millions) For the Year Ended March 31

	2022	2023	2024
Gastroenterology:
ENTYVIO	¥521,778	¥702,744	¥800,919
GATTEX/REVESTIVE	75,751	93,076	119,252
TAKECAB/VOCINTI (1)	102,397	108,719	118,526
PANTOLOC/CONTROLOC (2)	40,275	45,518	46,495
DEXILANT	50,763	69,371	45,278
ALOFISEL	1,843	2,725	3,513
Others	82,877	72,388	82,226
Total Gastroenterology	875,685	1,094,541	1,216,207
Rare Diseases:
Rare Hematology:
ADVATE	118,491	118,188	122,911
ADYNOVATE/ADYNOVI	60,726	66,553	66,308
FEIBA	39,162	41,268	40,543
VONVENDI	8,774	12,217	16,188
RECOMBINATE	12,297	12,762	12,050
Others	44,239	53,730	47,298
Total Rare Hematology	283,689	304,718	305,297
Rare Genetics and Other:
TAKHZYRO	103,242	151,800	178,677
ELAPRASE	73,119	85,321	91,561
REPLAGAL	51,714	66,741	73,553
VPRIV	42,408	48,372	51,295
LIVTENCITY	1,325	10,501	19,085
Others	55,698	55,989	51,232
Total Rare Genetics and Other	327,507	418,724	465,403
Total Rare Diseases (4)	611,196	723,442	770,701

	JPY (millions) For the Year Ended March 31

	2022	2023	2024
PDT Immunology:
immunoglobulin	385,864	522,211	644,587
albumin	90,035	121,446	133,990
Others	31,052	34,786	39,993
Total PDT Immunology (4)	506,951	678,443	818,570
Oncology:
ADCETRIS	69,190	83,937	109,425
LEUPLIN/ENANTONE	106,459	111,311	107,350
NINLARO	91,203	92,691	87,361
ICLUSIG	34,860	47,206	54,706
ALUNBRIG	13,644	20,556	28,524
FRUZAQLA	—	—	10,080
VELCADE	110,046	27,759	5,539
EXKIVITY	962	3,732	3,459
Others	42,367	51,551	55,917
Total Oncology	468,730	438,742	462,362
Neuroscience:
VYVANSE/ELVANSE	327,052	459,289	423,221
TRINTELLIX	82,315	100,081	104,797
ADDERALL XR	20,885	28,594	41,756
INTUNIV	18,938	16,354	33,555
Others	33,104	33,393	23,686
Total Neuroscience	482,294	637,711	627,014
Other:
AZILVA-F (1)	76,297	72,897	33,636
FOSRENOL	13,612	13,532	13,529
Others (3)	534,242	368,168	321,743
Total Other (4)	624,150	454,598	368,908
Total	¥3,569,006	¥4,027,478	¥4,263,762
(1) The figures include the amounts of fixed dose combinations and blister packs.
(2) Generic name: pantoprazole
(3) The figure for the year ended March 31, 2022 includes the JPY 133,043 million selling price on sales of four diabetes products (NESINA, LIOVEL, INISYNC and ZAFATEK) in Japan to Teijin Pharma Limited recorded as revenue. As Takeda transferred only the assets, marketing rights and, eventually, marketing authorization associated with the pharmaceutical products which do not entail transfer of employees or associated contracts, Takeda applied IFRS 15 to the transaction and recorded the selling price in revenue.
(4) Starting from the fiscal year ending March 31, 2025 (FY2024), “Plasma-Derived Therapies” will replace the previous category of “PDT Immunology” and will include all plasma-derived products including those previously categorized within “Rare Diseases” (e.g., FEIBA, CINRYZE). “Vaccines” will be presented as a separate key business area (previously included in “Others”), reflecting the strategic focus on our dengue vaccine, QDENGA.
If the new categories are applied, revenue from “Rare Disease” is JPY 688,423 million for the year ended March 31, 2024, JPY 639,774 million for the year ended March 31, 2023, JPY 531,098 million for the year ended March 31, 2022, revenue from “Plasma-Derived Therapies” is JPY 903,699 million for the year ended March 31, 2024, JPY 765,359 million for the year ended March 31, 2023 and JPY 589,571 million for the year ended March 31, 2022, revenue from “Vaccines” is JPY 50,355 million for the year ended March 31, 2024, JPY 78,664 million for the year ended March 31, 2023 and JPY 55,225 for the year ended March 31, 2022, revenue from “Others” is JPY 315,701 million for the year ended March 31, 2024, JPY 372,685 million for the year ended March 31, 2023 and JPY 566,403 million for the year ended March 31, 2022.
Geographic Information
Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Japan	¥658,983	¥512,043	¥451,391
U.S.	1,714,421	2,103,772	2,195,711
Europe and Canada	739,168	842,668	966,835
Asia (excluding Japan)	196,964	225,007	261,218
Latin America	128,467	160,375	198,100
Russia/CIS	62,057	88,431	72,594
Other	68,945	95,182	117,911
Total	¥3,569,006	¥4,027,478	¥4,263,762
“Other” includes the Middle East, Oceania and Africa. This disaggregation provides revenue attributable to countries or regions based on the customer location.
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	2023	2024
Japan	¥373,133	¥366,276
U.S.	7,560,491	8,223,949
Ireland	792,382	885,496
Switzerland	799,325	860,795
Other	1,258,787	1,361,811
Total	¥10,784,117	¥11,698,327
Non-current assets exclude financial instruments, deferred tax assets and net defined benefit assets.
Information Related to Major Customers
During the year ended March 31, 2022, AmerisourceBergen Corporation and its subsidiaries (collectively, “AmerisourceBergen Group”) and McKesson Corporation and its subsidiaries (collectively, “McKesson Group”) represented more than 10% of Takeda’s sales. The sales to AmerisourceBergen Group and McKesson Group were JPY 504,487 million and JPY 406,709 million for the year ended March 31, 2022.
During the year ended March 31, 2023, AmerisourceBergen Group, McKesson Group and Cardinal Health, Inc. and its subsidiaries (collectively, “Cardinal Health Group”) represented more than 10% of Takeda’s sales. The sales to AmerisourceBergen Group, McKesson Group and Cardinal Health Group were JPY 575,294 million, JPY 540,356 million and JPY 424,527 million, respectively, for the year ended March 31, 2023.
During the year ended March 31, 2024, AmerisourceBergen Group, McKesson Group and Cardinal Health Group represented more than 10% of Takeda’s sales. The sales to AmerisourceBergen Group, McKesson Group and Cardinal Health Group were JPY 579,065 million, JPY 578,767 million and JPY 436,951 million, respectively, for the year ended March 31, 2024.
Other Revenue Information
Contract Balances

	JPY (millions) As of March 31
	2023	2024
Receivables from contracts with customers
Trade receivables (Note 17)	¥575,431	¥612,439
Contract assets
Unbilled receivables	2,628	2,574
Contract liabilities
Deferred income (Note 24)	8,609	8,259
Advance payments	19	45

Takeda’s contract assets relate to the right to receive consideration where performance was completed based on the contract, and trade receivables are recognized when the right to receive consideration becomes unconditional.
Takeda’s contract liabilities primarily relate to out-licensing arrangements or product purchase and supply agreements where Takeda receives cash consideration prior to the completion of its performance obligations under the agreements. The revenue recognized during the years ended March 31, 2022, 2023, and 2024 that was included in the contract liability balance as of the beginning of the year was JPY 30,022 million, JPY 49,319 million, and JPY 5,526 million, respectively. The revenue recognized during the years ended March 31, 2022, 2023, and 2024 from performance obligations satisfied (or partially satisfied) in previous periods was JPY 49,220 million, JPY 79,251 million, and JPY 80,794 million, respectively, and primarily relates to royalty income.
Transaction price allocated to the remaining performance obligations

	JPY (millions)
	Total	Duration of the remaining performance obligations
		Within one year	Between one and five years	More than five years
Contract liabilities as of March 31, 2023	¥8,628	¥6,394	¥458	¥1,775
Contract liabilities as of March 31, 2024	8,304	6,119	517	1,668